Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
FACC AG(a)	40,827	$302,457

Air Freight & Logistics — 3.3%
Oesterreichische Post AG	42,477	1,424,565

Banks — 25.0%
BAWAG Group AG(b)(c)	60,031	1,983,231
Erste Group Bank AG(c)	311,763	6,854,293
Raiffeisen Bank International AG	105,311	1,937,539

		10,775,063

Chemicals — 2.0%
Lenzing AG(c)	17,435	855,267

Commercial Services & Supplies — 1.2%
DO & CO AG	9,567	532,092

Construction & Engineering — 1.0%
Porr AG(a)	25,348	428,577

Construction Materials — 4.3%
Wienerberger AG	92,752	1,857,108

Diversified Telecommunication Services — 3.4%
Telekom Austria AG	205,690	1,482,619

Electric Utilities — 9.4%
EVN AG	50,632	866,209
Verbund AG	71,278	3,174,613

		4,040,822

Electrical Equipment — 0.9%
Zumtobel Group AG(c)	55,273	381,194

Electronic Equipment, Instruments & Components — 2.3%
AT&S Austria Technologie & Systemtechnik AG	38,975	711,003
Kapsch TrafficCom AG	14,392	280,156

		991,159

Energy Equipment & Services — 1.1%
Schoeller-Bleckmann Oilfield Equipment AG	17,315	469,952

Food Products — 1.1%
Agrana Beteiligungs AG	24,522	474,620

Insurance — 4.9%
UNIQA Insurance Group AG	154,494	1,043,138
Vienna Insurance Group AG Wiener Versicherung Gruppe	49,877	1,048,584

		2,091,722

Security	Shares	Value

Machinery — 8.6%
ANDRITZ AG(c)	76,338	$2,865,017
Palfinger AG(c)	22,346	489,674
Semperit AG Holding(c)	28,152	357,616

		3,712,307

Metals & Mining — 4.2%
voestalpine AG	93,955	1,832,597

Oil, Gas & Consumable Fuels — 12.1%
OMV AG	157,364	5,202,301

Real Estate Management & Development — 10.8%
CA Immobilien Anlagen AG	56,240	1,895,524
IMMOFINANZ AG	89,727	1,680,763
S IMMO AG	58,254	1,101,580

		4,677,867

Total Common Stocks — 96.3% (Cost: $67,730,221)		41,532,289

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.69%(d)(e)(f)	380,193	380,763
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(d)(e)	10,000	10,000

		390,763

Total Short-Term Investments — 0.9% (Cost: $390,075)		390,763

Total Investments in Securities — 97.2% (Cost: $68,120,296)		41,923,052

Other Assets, Less Liabilities — 2.8%		1,210,159

Net Assets — 100.0%		$43,133,211

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned Securities.

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,211,200	(831,007)	380,193	$380,763	$60,809	(b)	$74		$448
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	(14,000)	10,000	10,000	312		—		—

				$390,763	$61,121		$74		$448

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	45	06/19/20	$1,525	$176,533

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$41,532,289	$—	$—	$41,532,289
Money Market Funds	390,763	—	—	390,763

	$41,923,052	$—	$—	$41,923,052

Derivative financial instruments(a)
Assets
Futures Contracts	$176,533	$—	$—	$176,533

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2